Shareholder Report, Line Graph (Details) - USD ($)	4 Months Ended
	Jan. 31, 2015	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
C000143294
Account Value [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income and Appreciation Fund
Account Value	$ 10,000	$ 14,592	$ 13,493	$ 12,783	$ 12,891	$ 12,394	$ 11,571	$ 11,085	$ 11,180	$ 10,690	$ 9,505
C000143295
Account Value [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income Fund
Account Value	$ 10,000	13,147	12,393	11,745	11,911	11,840	11,342	10,901	10,735	10,535	9,859
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984
ICE BofA U.S. Corporates, 1-10 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-10 Year Corp. Index
Account Value	$ 10,001	12,920	12,321	11,719	12,418	12,713	12,024	10,927	10,689	10,388	9,987
ICE BofA All Yield Alternatives US Convertibles Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Yield Alternatives Index
Account Value	$ 10,000	16,309	14,270	13,456	14,165	14,476	12,838	11,370	11,052	10,221	8,763
ICE BofA U.S. Corporate & Government, 1-10 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Account Value	$ 10,000	$ 11,772	$ 11,373	$ 10,971	$ 11,582	$ 11,874	$ 11,359	$ 10,567	$ 10,299	$ 10,192	$ 10,073